UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21216

Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX)
	February 28, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 25.8% (16.2% of Total Investments)
$ 1,135	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1,	10/15 at 100.00	A	$ 1,069,193
	5.000%, 10/01/39 – AMBAC Insured
600	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/17 at 100.00	A+	558,396
	Series 2007, 5.000%, 9/01/37 – NPFG Insured
1,250	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003,	9/13 at 100.00	A1	1,217,863
	5.000%, 9/01/33
1,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	962,930
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/18 at 100.00	AA+	2,809,860
	5.000%, 1/01/42 – AGC Insured (UB)
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	1,699,460
	Series 2003N, 5.125%, 6/01/37
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State	11/12 at 100.00	A2	1,398,405
	College, Series 2002, 5.000%, 11/01/32 – AMBAC Insured
10,235	Total Education and Civic Organizations			9,716,107
	Health Care – 17.1% (10.8% of Total Investments)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare	11/19 at 100.00	AA+	470,605
	Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured
455	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/11 at 100.00	A3	433,902
	Series 1998A, 5.000%, 7/01/25 – NPFG Insured
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,
	Series B1 Capital Asset Program Converted June 13,2008:
450	5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	A3	450,635
600	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	A3	595,854
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,	8/18 at 100.00	A3	1,484,325
	Series B2, Capital Asset Program, Converted June 9, 2009, 5.375%, 2/01/28 – NPFG Insured
585	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	477,366
	Medical Center, Series 2007E, 5.000%, 7/15/32
200	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	143,382
	Project, Series 2005D, 5.250%, 7/01/30
2,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	N/R	2,185,920
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 – FGIC Insured
250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB+	225,110
	Health Care, Series 2005D, 5.000%, 7/01/33
6,940	Total Health Care			6,467,099
	Housing/Multifamily – 11.5% (7.2% of Total Investments)
500	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%,	4/18 at 100.00	AA+	527,745
	4/01/20 – AGM Insured
755	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor	7/17 at 100.00	BB	680,836
	Project, Series 2007, 4.800%, 7/20/48
2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	12/12 at 100.00	AA–	1,897,260
1,265	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2002H,	7/12 at 100.00	AA+	1,219,106
	5.200%, 7/01/42 – AGM Insured
4,520	Total Housing/Multifamily			4,324,947
	Industrials – 7.3% (4.6% of Total Investments)
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
1,475	5.125%, 8/01/28 – NPFG Insured	2/12 at 100.00	Baa1	1,422,239
1,500	5.125%, 2/01/34 – NPFG Insured	2/12 at 100.00	Baa1	1,341,870
2,975	Total Industrials			2,764,109
	Long-Term Care – 5.0% (3.1% of Total Investments)
1,750	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, Neville	12/12 at 105.00	AAA	1,868,563
	Communities, Series 2002A, 6.000%, 6/20/44
	Tax Obligation/General – 13.2% (8.3% of Total Investments)
1,280	Littleton, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/15/21 – FGIC Insured	1/13 at 101.00	AA	1,314,790
1,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%, 8/01/21 –	No Opt. Call	AA+	1,758,075
	AGM Insured
1,705	North Attleborough, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 7/15/15 –	7/14 at 101.00	Aa2	1,903,786
	FGIC Insured
4,485	Total Tax Obligation/General			4,976,651
	Tax Obligation/Limited – 18.5% (11.6% of Total Investments)
3,000	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 –	5/13 at 100.00	A	2,934,600
	AMBAC Insured
750	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 –	5/18 at 100.00	AA+	753,315
	AGC Insured
2,790	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003A,	5/13 at 100.00	Aa2	2,946,463
	5.250%, 5/01/22 – SYNCORA GTY Insured
300	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%,	No Opt. Call	A1	328,458
	1/01/20 – FGIC Insured
6,840	Total Tax Obligation/Limited			6,962,836
	Transportation – 2.6% (1.7% of Total Investments)
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 – NPFG Insured	7/13 at 100.00	AA–	1,000,370
	U.S. Guaranteed – 36.5% (22.9% of Total Investments) (4)
2,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2002A,	7/12 at 100.00	AAA	2,120,040
	5.000%, 7/01/27 (Pre-refunded 7/01/12) – FGIC Insured
500	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/13 at 101.00	A (4)	571,145
	and Allied Health Sciences, Series 2003C, 6.375%, 7/01/23 (Pre-refunded 7/01/13)
100	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	N/R (4)	105,278
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 (Pre-refunded 5/15/12) – FGIC Insured
415	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	7/11 at 100.00	AAA	481,093
1,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (4)	1,118,320
	1/01/21 (Pre-refunded 1/01/14) – FGIC Insured
2,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.000%, 11/01/20	11/11 at 100.00	Aa1 (4)	2,061,820
	(Pre-refunded 11/01/11) – NPFG Insured
1,500	Pittsfield, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 4/15/18	4/12 at 101.00	Aa2 (4)	1,593,075
	(Pre-refunded 4/15/12) – NPFG Insured
3,000	Springfield, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 1/15/22	1/13 at 100.00	AA– (4)	3,257,790
	(Pre-refunded 1/15/13) – NPFG Insured
2,140	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	A+ (4)	2,456,977
	2004-1, 5.375%, 11/01/21 (Pre-refunded 11/01/14) – AMBAC Insured
12,655	Total U.S. Guaranteed			13,765,538
	Utilities – 2.2% (1.4% of Total Investments)
900	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA+	821,097
	Water and Sewer – 19.4% (12.2% of Total Investments)
1,900	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%,	12/13 at 100.00	A1	1,826,755
	12/01/32 – NPFG Insured
600	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	AAA	599,178
	4.375%, 8/01/31
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 –	No Opt. Call	AA+	1,182,470
	AGM Insured
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2004D, 5.000%, 8/01/24 –	8/13 at 100.00	AA+	1,047,570
	NPFG Insured
	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A:
1,500	5.000%, 8/01/31 – AMBAC Insured	8/16 at 100.00	AA+	1,528,110
125	4.000%, 8/01/46	8/16 at 100.00	AA+	101,276
500	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding	No Opt. Call	AA+	513,715
	Series 2010B, 5.000%, 11/15/30 – AGC Insured
495	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A,	7/14 at 100.00	A+	533,594
	5.000%, 7/01/16 – NPFG Insured
7,120	Total Water and Sewer			7,332,668
$ 59,420	Total Investments (cost $60,112,694) – 159.1%			59,999,985
	Floating Rate Obligations – (4.0)%			(1,500,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (58.5)% (5)			(22,075,000)
	Other Assets Less Liabilities – 3.4%			1,292,463
	Net Assets Applicable to Common Shares – 100%			$ 37,717,448

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$59,999,985	$ —	$59,999,985
During the period ended February 28, 2011, the Fund recognized no significant transfers to/from Level 1,
Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2011, the cost of investments was $58,612,507.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2011, were as follows:

Gross unrealized:
Appreciation	$ 1,583,294
Depreciation	(1,695,816)
Net unrealized appreciation (depreciation) of investments	$ (112,522)

The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 36.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 29, 2011